Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 41,022	$ 36,353	$ 34,106
Changes due to exchange rate fluctuations	1,105	(258)	(751)
Increases based on tax positions taken in the current year	1,220	2,328	4,720
Increases based on tax positions taken in prior years	3,628	7,741	4,710
Decreases based on tax positions taken in prior years	(1,791)	(5,090)	(2,836)
Decreases due to settlements	(5,717)		(301)
Decreases due to lapse of applicable statute of limitation	(271)	(52)	(3,295)
Balance at end of period	$ 39,196	$ 41,022	$ 36,353